Estimated Amortization of the Intangible Assets with Definite Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Expected Amortization Expense [Line Items]
Year 2012	$ 10,049
Year 2013	9,825
Year 2014	9,182
Year 2015	7,038
Year 2016	$ 6,753